FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Interest Rate "Step-Up" and Narrative (Details)		12 Months Ended
	Nov. 20, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 CHF (SFr)	Dec. 19, 2018 USD ($)	Mar. 29, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 21, 2017 USD ($)	Dec. 04, 2017	Oct. 09, 2017 USD ($)	Oct. 09, 2017 EUR (€)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	May 23, 2016 USD ($)	Jul. 03, 2015	Jun. 01, 2015	Apr. 30, 2015 USD ($)	Apr. 09, 2015	Jan. 14, 2015	Jul. 04, 2014	Mar. 25, 2014	Feb. 28, 2012	Mar. 07, 2011	Aug. 05, 2010	Oct. 08, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 12,483,000,000
Gains on hedges of net investments in foreign operations, net of tax		474,000,000
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €			€ 5,169,000,000
Hedged item, assets		0	7,804,000,000					$ 0
€750 million Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings issuance price percentage																						99.65%
Borrowings		$ 858,000,000						897,000,000
€750 million Unsecured Notes, Due in 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%	3.00%	3.00%
500 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings, interest rate							4.50%
Borrowings issuance price percentage																	100.00%
Amount of potential borrowings | €							€ 500,000,000
Borrowings		$ 324,000,000						323,000,000
500 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.13%	5.13%	5.13%	5.13%
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr					SFr 225,000,000
Borrowings issuance price percentage																100.00%
Borrowings		$ 228,000,000						230,000,000
CHF 225 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	2.50%	2.50%	2.50%
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 600,000,000
Borrowings issuance price percentage																					99.18%
Borrowings		$ 685,000,000						715,000,000
€600 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.88%	2.88%	2.88%	2.88%
1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0
Borrowings issuance price percentage																									98.46%
Borrowings		$ 623,000,000						622,000,000
1.0 billion Unsecured Bonds, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.25%	5.25%	5.25%	5.25%
1.5 billion Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,500,000,000.0
Borrowings issuance price percentage																								99.36%
Borrowings		$ 754,000,000						753,000,000
1.5 billion Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.50%	5.50%	5.50%	5.50%
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings issuance price percentage																			99.55%
Borrowings		$ 570,000,000						597,000,000
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%	3.00%	3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings issuance price percentage																				99.73%
Borrowings		$ 856,000,000						895,000,000
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.13%	3.13%	3.13%	3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,100,000,000.0
Borrowings issuance price percentage																							98.28%
Borrowings		$ 656,000,000						655,000,000
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.25%	6.25%	6.25%	6.25%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings issuance price percentage										99.38%
Borrowings		$ 568,000,000						593,000,000
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings, interest rate		0.95%	0.95%	0.95%	0.95%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings issuance price percentage																	100.00%
Borrowings		$ 497,000,000						497,000,000
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.13%	6.13%	6.13%	6.13%
1.0 billion Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0
Borrowings issuance price percentage																										95.20%
1.0 billion Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%	7.00%	7.00%	7.00%
500 million Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings issuance price percentage																									104.84%
500 million Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%	7.00%	7.00%	7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0
Borrowings issuance price percentage																								99.18%
Borrowings		$ 428,000,000						619,000,000
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.75%	6.75%	6.75%	6.75%
EIB loan
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings | €														€ 350,000,000
Borrowings		$ 401,000,000	€ 350,000,000					420,000,000
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.16%	1.16%	1.16%	1.16%
7 billion Term Facility, Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 7,000,000,000	$ 7,000,000,000.0
Debt instrument, term	1 year
Debt instrument, term, option to extend	6 months
Mandatory prepayment threshold, minimum	$ 1,000,000,000
Borrowings		$ 1,000,000,000						0
7 billion Term Facility, Due 2020 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.31%	3.31%	3.31%	3.31%
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0						$ 0
Line of credit, maximum borrowing capacity		5,500,000,000				$ 5,500,000,000												$ 5,500,000,000
300 EUR Million Variable Rate Loan
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 344,000,000	€ 300,000,000
1 Billion Senior Secured Asset-Based Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity															$ 1,000,000,000
European Bank for Reconstruction and Development | PJSC ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 175,000,000
Borrowings		50,000,000
Uncommitted amount									$ 175,000,000
4.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2020 | ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 21,000,000		R 300,000,000
Line of credit, maximum borrowing capacity | R													R 4,500,000,000